Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Aircraft	Dec. 31, 2011 Aircraft
Fair Value Measurements (Textual) [Abstract]
Impairment recorded in regards to its investment	$ 0	$ 0
Number of aircraft written down	3	2
Net realizable value of the aircraft	$ 11.4	$ 7.5